Financial Assets at Fair Value through Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through other comprehensive income [Abstract]
Financial Assets At Fair Value Through Other Comprehensive Income
10.	Financial Assets at Fair Value through Other Comprehensive Income

(1)	Changes in financial assets at fair value through other comprehensive income for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Effect of change in accounting policy	Acquisition	Disposal	Valuation	Impairment	Others	Ending balance
		In millions of won
Listed	￦	—	274,453	—	(1)	(63,007)	—	(1,389)	210,056
Unlisted		—	197,450	—	—	(12,070)	—	4,059	189,439

	￦	—	471,903	—	(1)	(75,077)	—	2,670	399,495

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		—	471,903	—	(1)	(75,077)	—	2,670	399,495

		2019
		Beginning balance	Acquisition	Disposal	Valuation	Impairment	Others	Ending balance
		In millions of won
Listed	￦	210,055	—	—	(11,734)	—	2,880	201,201
Unlisted		189,439	1,876	(19,315)	3,715	—	2,254	177,969

	￦	399,494	1,876	(19,315)	(8,019)	—	5,134	379,170

Current financial assets at fair value through other comprehensive income	￦	—	—	—	—	—	—	—
Non-current financial assets at fair value through other comprehensive income		399,494	1,876	(19,315)	(8,019)	—	5,134	379,170

(2)	Financial assets at fair value through other comprehensive income as of December 31, 2018 and 2019 are as follows:

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	129,051	129,051
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	153	153
SM Korea Line Corp.	18	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	1	1
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	61	61
PAN ocean Co., Ltd.	1,492	0.00%		14	7	7
Dongbu Corp.	955	0.02%		12	7	7
KSP Co., Ltd.	22,539	0.08%		24	32	32
STX Heavy Industries Co., Ltd.	5,057	0.13%		191	29	29
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk	480,000,000	1.50%		71,554	44,790	44,790
Energy Fuels Inc.	1,711,814	1.91%		16,819	5,435	5,435
Bunji Corporation Limited (formerly, Baralaba Coal Company Limited)	99,763	0.07%		18,445	—	—
Denison Mines Corp.	58,284,000	10.42%		84,134	30,122	30,122
Fission 3.0(*6)	75,000	0.14%		—	13	13
Fission Uranium Corp.	800,000	0.16%		785	354	354

				365,843	210,056	210,056

Unlisted(*1)
Intellectual Discovery Co., Ltd.	1,000,000	8.81%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.(*7)	117	0.07%		15	15	15
Hana Civil Engineering Co., Ltd.	23	0.00%		1	1	1
KC Development Co., Ltd.	839	0.02%		6	6	6
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
ASA JEONJU Co., Ltd.	34,846	1.34%		697	69	69
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	9	0.34%		4	4	4
Yongbo Co., Ltd.	61	0.20%		3	3	3
HJ Steel Co., Ltd.	218	0.07%		2	2	2
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Ltd.	434	0.01%		9	9	9
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
AJS Co., Ltd.	12,906	0.23%	￦	32	32	32
SHIN-E B&P Co., Ltd.	119	0.13%		10	—	—
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Youngjin Hi-Tech Co., Ltd.	2,512	0.25%		126	21	21
Buyoung Co., Ltd.	270	0.00%		3	3	3
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Dongyang Telecom Co., Ltd.	1,760	0.01%		11	11	11
Jongwon Remicon Co., Ltd.	31	0.18%		13	13	13
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	27
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Onggane Food Co., Ltd	5	0.07%		1	1	1
Shin-E P&C Co., Ltd.	1,569	0.64%		111	3	3
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Shinil Engineering Co., Ltd.	887	0.06%		3	3	3
Biwang Industry Co., Ltd	406	0.04%		2	2	2
Huimun Co., Ltd.	263	0.26%		4	4	4
Young Sung Co., Ltd.	89	0.40%		26	26	26
Yuil Industrial Electronics Co., Ltd.	804	0.32%		15	15	15
DN TEK Inc.	12,401	0.29%		61	5	5
Kwang Jin Structure Co., Ltd.	3,072	0.60%		31	31	31
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Kolmar Pharma Co., Ltd.	1,426	0.01%		52	3	3
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd. (formerly, EverTechno. Co.,Ltd.)	29,424	0.73%		148	7	7
Autowel Co.,Ltd.	260	0.38%		14	14	14
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Crystal Co., Ltd.	22	0.07%		2	2	2

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Elephant & Friends Co., Ltd.	563	0.61%	￦	3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Ace Track Co., Ltd.	3,130	1.08%		219	59	59
Yoo-A Construction Co., Ltd.	105	0.20%		11	11	11
Dung Hwan Co., Ltd.	531	0.02%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Smart Power Co.,Ltd.	133,333	4.35%		200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Haseung Industries Co.,Ltd.	55	0.62%		28	28	28
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
Korea Bio Red Ginseng Co.,Ltd.	194	0.09%		10	10	10
B CON Co.,Ltd.	96	1.16%		6	6	6
SsangMa Machine Co., Ltd.	4	0.05%		1	1	1
Ace Integration Co., Ltd	105	0.09%		24	24	24
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
WonIl Co., Ltd.	999	0.15%		50	50	50
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		134	1	1
HyoDong Development Co., Ltd.	119	0.15%		24	24	24
Haspe Tech Co., Ltd.	652	0.55%		20	20	20
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26
SeongJi Industrial Co.,Ltd.	41	0.05%		1	1	1
Dong Yang Metal Co., Ltd.	2,951	1.97%		161	147	147
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
ShinShin Co., Ltd	339	1.12%		17	17	17
Kitorang Co., Ltd.	165	0.24%		49	49	49
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co. Ltd.	699	0.14%		35	35	35
Force TEC Co., Ltd.	3,501	0.02%		18	18	18
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Tae Hyung Co., Ltd.	28	0.43%		20	20	20
Samyangplant Co., Ltd.	323	0.60%		16	16	16
Younil Metal Co., Ltd.	41	0.21%		21	21	21
Myungjin Tech Co., Ltd.	20	0.54%		4	4	4

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Hankook Precision Ind Co., Ltd.	110	0.06%	￦	11	11	11
Borneo International Furniture Co., Ltd.(*4)	4,000	0.16%		97	13	13
CJ Paradise Co.,Ltd	24	0.02%		12	12	12
Han Young Technology Company Co.,Ltd.	35	0.00%		—	—	—
STX Offshore & Shipbuilding Co., Ltd	8,622	0.25%		1,078	1,078	1,078
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Echoroba Co.,Ltd.	157	0.02%		3	3	3
Hyundaitech Co.,Ltd.	1,363	0.87%		27	27	27
Dasan Material Co.Ltd.	29	0.04%		22	22	22
Fish World Co.,Ltd.	47	0.21%		2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%		6	6	6
Samdo Industry Electric Co.,Ltd.	48	0.02%		1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%		191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%		31	31	31
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Wonil T&I Co., Ltd.	229	0.17%		23	23	23
Semist Co.,Ltd.	555	0.80%		3	3	3
DS POWER Co., Ltd.	580,000	2.34%		2,900	916	916
Sewon Bus Co.,Ltd	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	64	0.07%		4	4	4
Possbell Engineering Co., Ltd.	36	0.64%		1	1	1
AIRTECH Information communication Co., Ltd	2,379	0.60%		12	12	12
CST co.,ltd.	4,998	0.28%		100	100	100
TN Inc.	1,416	2.00%		71	71	71
Shin kwang Industrial Co., Ltd.	884	0.35%		55	55	55
Kiscom Co., Ltd.	1,493	0.04%		1	1	1
Seil Electronics Co.,Ltd.	2,285	0.41%		286	286	286
Wonil laser Co., Ltd	157	0.37%		16	16	16
Pyung Hwa Industrial Co.,Ltd.	3,388	3.00%		85	85	85
Navanakorn Electric Co., Ltd.(*2)	4,442,800	26.93%		17,216	17,126	17,126
PT. Kedap Saayq	671	10.00%		18,540	—	—
Set Holding(*3)	1,100,220	2.50%		229,255	161,983	161,983
PT. Cirebon Energi Prasarana	22,420	10.00%		2,612	2,507	2,507
KODE NOVUS 1 LLC(*5)	—	10.00%		—	—	—
Choheung packing Co.,Ltd.	61	0.13%		12	12	12

	2018
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Jaewoo Co., Ltd.	359	0.24%	￦	11	11	11
Wooyang HC Co., Ltd(*8)	1,375	0.01%		159	159	159
Sungsan Parts Co., Ltd.	629	0.80%		63	63	63
KMT Co., Ltd.	1,411	0.93%		21	21	21
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DaeSung Frontier Co., Ltd.	2,203	1.11%		221	221	221
DongSeo Electronics Co., Ltd.	323	0.07%		16	16	16
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
Yeong-gwang Remicon Co., Ltd.	15	0.12%		2	2	2
NTS Co., Ltd.	143	0.22%		36	36	36
AID CO.,LTD.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	100	100
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Daedong Industry Co., Ltd.	617	0.55%		46	46	46
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Jangback Testiles Co., Ltd.	494	5.05%		49	49	49
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
Taekwang Industry Co., Ltd.	1,327	0.48%		93	93	93
Taekwang Precision Co., Ltd.	54	0.47%		54	54	54
SG Corp.	213	0.54%		21	21	21
Shinseung Chemical Industy Co., Ltd.	5	0.01%		60	60	60
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Keum Mun Industry Co., Ltd.	1,320	0.97%		330	330	330
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
SIE Co., Ltd.	12	0.02%		1	1	1
Soongwon Ind. Co., Ltd.	150	0.40%		53	53	53
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Namcheong Corp.	7,096	0.28%		284	284	284
Eun Sung Enterprise Co.	1,131	0.72%		17	17	17
Dongdo Basalt Industry Co., Ltd.	182	1.50%		73	73	73
Shinyoung Textiles Co., Ltd.	523	1.01%		52	52	52
Bugook Cast Iron Co.	135	0.71%		14	14	14
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	81	81
Wongwang Door Corp.	575	1.00%		29	29	29

				284,670	189,439	189,439

	—		￦	650,513	399,495	399,495

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)	Although the Company holds more than 20% of the equity shares of these investments, the Company is unable to exercise significant influence.

(*3)

The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of available-for-sale financial assets in other comprehensive income or loss during the year ended December 31, 2018.

(*4)	The number of shares owned has changed due to capital reduction without refund (3:1), consolidation of stocks (10,000:1), and split of stock (1:2,000) during the year ended December 31, 2018.

(*5)	As described in note 20, this is reclassified to financial assets at fair value through other comprehensive income due to loss of significant influence of the Company.

(*6)	The number of shares owned has changed due to the stock merge (4:1) during the year ended December 31, 2018.

(*7)	The number of shares owned has changed due to the stock merge (5:1) during the year ended December 31, 2018.

(*8)	The number of shares owned has changed due to the stock merge (10:1) during the year ended December 31, 2018.

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Listed
Korea District Heating Corp.	2,264,068	19.55%	￦	173,201	107,090	107,090
Ssangyong Motor Co., Ltd.	38,568	0.03%		428	80	80
SM Korea Line Corp.	18	0.00%		1	—	—
Namkwang Engineering & Construction Co., Ltd.	121	0.00%		15	1	1
Bumyang Construction Co., Ltd.	35	0.00%		2	—	—
ELCOMTEC Co., Ltd.	32,875	0.04%		217	52	52
PAN Ocean Co., Ltd.	1,492	0.00%		14	7	7
Dongbu Corp.	955	0.00%		12	8	8
KSP Co., Ltd.	22,539	0.06%		24	40	40
STX Heavy Industries Co., Ltd.	8,639	0.03%		213	26	26
Codes Combine Co., Ltd.	291	0.00%		1	1	1
PT Adaro Energy Tbk	480,000,000	1.50%		65,028	62,026	62,026
Energy Fuels Inc.	1,711,814	1.91%		16,819	3,764	3,764
Bunji Corporation Limited (formerly, Baralaba Coal Company Limited)	99,763	0.07%		18,445	—	—
Denison Mines Corp.	58,284,000	10.42%		84,134	27,903	27,903
Fission 3.0	75,000	0.14%		—	5	5
Fission Uranium Corp.	800,000	0.16%		785	199	199

				359,339	201,202	201,202

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Unlisted(*1)
Intellectual Discovery Co., Ltd.	1,000,000	6.00%	￦	5,000	954	954
Hwan Young Steel Co., Ltd.	10,916	0.14%		1,092	97	97
SAMBO AUTO. Co., Ltd.	15,066	0.02%		38	38	38
Mobo Co., Ltd.	504	0.00%		14	14	14
Dae Kwang Semiconductor Co., Ltd.	589	0.07%		6	6	6
Sanbon Department Store	828	0.01%		124	3	3
Miju Steel Mfg. Co., Ltd.	1,097	0.23%		50	50	50
Sungwon Co., Ltd.	117	0.07%		15	15	15
Hana Civil Engineering Co., Ltd.	23	0.00%		1	1	1
KC Development Co., Ltd.	839	0.02%		6	6	6
IMHWA Corp.	329	0.11%		5	5	5
DALIM Special Vehicle Co., Ltd.	58	0.08%		10	10	10
ASA JEONJU Co., Ltd.	34,846	1.34%		697	69	69
Moonkyung Silica Co., Ltd.	42	0.56%		—	—	—
Sungkwang Timber Co., Ltd.	3	0.08%		5	5	5
Yongbo Co., Ltd.	61	0.20%		3	3	3
HJ Steel Co., Ltd.	218	0.07%		2	2	2
KS Remicon Co., Ltd.	12	0.04%		3	3	3
Joongang Platec Co., Ltd.	3,591	0.75%		72	35	35
Pyungsan SI Co., Ltd.	434	0.01%		9	9	9
Samgong Development Co., Ltd.	12	0.01%		7	7	7
Joongang Development Co., Ltd.	540	0.12%		8	8	8
AJS Co., Ltd.	12,906	0.23%		32	32	32
MSE Co., Ltd.	429	0.13%		9	9	9
Ilrim Nano Tec Co., Ltd.	1,520	0.07%		15	15	15
Youngjin Hi-Tech Co., Ltd.	2,512	0.25%		126	21	21
Buyoung Co., Ltd.	270	0.00%		3	3	3
Ilsuk Co., Ltd.	152	0.17%		10	10	10
Dongyang Telecom Co., Ltd.	1,760	0.01%		11	11	11
Jongwon Remicon Co., Ltd.	31	0.18%		13	13	13
Zyle Daewoo Motor Sales Co., Ltd.	22	0.00%		—	—	—
Daewoo Development Co., Ltd.	8	0.00%		—	—	—
Seyang Inc.	537	0.05%		27	27	27
Seungri Enterprise Co., Ltd.	93	0.05%		3	3	3
Onggane Food Co., Ltd	5	0.07%		1	1	1
Shin-E P&C Co., Ltd.	1,569	0.64%		111	3	3
Ejung Ad Co., Ltd.	132	0.09%		3	3	3
Solvus Co., Ltd.	1,056	0.04%		3	3	3
Myung Co., Ltd.	89	0.05%		2	2	2
Shinil Engineering Co., Ltd.	887	0.06%		3	3	3
Biwang Industry Co., Ltd	406	0.04%		2	2	2
Young Sung Co., Ltd.	89	0.40%		27	27	27

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Yuil Industrial Electronics Co., Ltd.	804	0.32%	￦	16	16	16
DN TEK Inc.	12,401	0.29%		62	6	6
Woojin Industry Corporation	3	0.00%		16	16	16
Kwang Sung Industry Co., Ltd.	325	0.35%		7	7	7
Futech Mold Co., Ltd.	274	0.27%		14	14	14
Woojoo Environment Ind. Co., Ltd.	101	0.11%		13	13	13
Hyungji Esquire Co., Ltd.	61	0.02%		22	22	22
Kolmar Pharma Co., Ltd.	1,426	0.01%		52	3	3
Morado Co., Ltd.	209	0.04%		2	2	2
Myung Sung Tex Co., Ltd.	20	0.00%		2	2	2
Kwang Sung Co., Ltd.	610	0.53%		31	31	31
Seen Business and Technology co., Ltd.	29,424	0.73%		147	7	7
Woobang Construction Co., Ltd.	8	0.00%		8	8	8
Shin Pyung Co., Ltd.	6	0.03%		3	3	3
JMC Heavy Industries Co., Ltd.	2,724	0.10%		27	2	2
Najin Steel Co., Ltd.	37	0.06%		5	5	5
Sinkwang Industry Co., Ltd.	1,091	1.68%		5	5	5
Elephant & Friends Co., Ltd.	563	0.61%		3	3	3
Mireco Co., Ltd.	109	0.25%		11	11	11
L&K Industry Co., Ltd.	1,615	0.60%		24	24	24
JO Tech Co., Ltd.	1,263	0.62%		25	25	25
Kendae Printing Co., Ltd.	422	0.60%		21	21	21
Dauning Co., Ltd.	231	0.41%		6	6	6
Korea Trecision Co., Ltd.	22	0.45%		5	5	5
Ace Track Co., Ltd.	3,130	1.08%		219	59	59
Yoo-A Construction Co., Ltd.	105	0.20%		11	11	11
Dung Hwan Co., Ltd.	531	0.02%		5	5	5
Hurim Biocell Co., Ltd.	1,021	0.00%		5	5	5
Smart Power Co.,Ltd.	133,333	4.14%		200	200	200
Sunjin Power Tech Co., Ltd.	4,941	0.92%		247	32	32
Haseung Industries Co.,Ltd.	55	0.62%		28	28	28
Beer Yeast Korea Inc.	1,388	0.43%		7	7	7
B CON Co.,Ltd.	96	1.16%		6	6	6
Ace Integration Co., Ltd	105	0.09%		23	23	23
AceInti Agricultural Co., Ltd.	16	0.02%		5	5	5
KyungDong Co., Ltd.	130	0.01%		1	1	1
ChunWon Development Co., Ltd.	193	0.19%		39	39	39
SungLim Industrial Co., Ltd.	29	0.03%		1	1	1
Korea Minerals Co., Ltd.	191	0.05%		135	1	1
HyoDong Development Co., Ltd.	128	0.15%		25	25	25
Haspe Tech Co., Ltd.	652	0.55%		20	20	20
JoHyun Co., Ltd.	350	1.56%		18	18	18
KC Co., Ltd.	5,107	0.17%		26	26	26

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
SeongJi Industrial Co.,Ltd.	41	0.05%	￦	1	1	1
Dong Yang Metal Co., Ltd.	2,951	1.97%		161	148	148
Seyang Precision Ind.Co., Ltd.	829	0.23%		41	41	41
Dooriwon Food System Co., Ltd.	13	0.27%		1	1	1
ShinShin Co., Ltd	339	1.12%		17	17	17
Sung Kwang Co., Ltd.	23	0.37%		6	6	6
Shinheung petrol. Co., Ltd.	699	0.14%		35	35	35
Force TEC Co., Ltd.	3,501	0.02%		18	18	18
Samsung Tech Co., Ltd.	486	1.28%		97	36	36
Tae Hyung Co., Ltd.	28	0.43%		20	20	20
Younil Metal Co., Ltd.	41	0.21%		21	21	21
Hankook Precision Ind Co., Ltd.	110	0.06%		11	3	3
Borneo International Furniture Co., Ltd.	4,000	0.16%		97	13	13
CJ Paradise Co.,Ltd	24	0.02%		12	12	12
Han Young Technology Company Co.,Ltd.	35	0.00%		—	—	—
STX Offshore & Shipbuilding Co., Ltd	8,622	0.25%		1,078	1,078	1,078
Ptotronics Co., Ltd.	843	0.42%		84	6	6
NFT Co., Ltd.	136	0.40%		8	8	8
Echoroba Co.,Ltd.	157	0.02%		3	3	3
Hyundaitech Co.,Ltd.	1,363	0.87%		27	27	27
Dasan Material Co., Ltd.	29	0.04%		22	22	22
Fish World Co.,Ltd.	47	0.21%		2	2	2
SG Shinsung Engineering and Construction Co., Ltd.	10	0.00%		6	6	6
Samdo Industry Electric Co.,Ltd.	48	0.02%		1	1	1
Taejung Industries Co.,Ltd.	9,268	0.30%		5	5	5
Shinsei Trading Co., Ltd.	64	0.72%		6	6	6
Dynamic Co., Ltd.	111	0.19%		3	3	3
Green Alchemy Co.,Ltd.	38,202	1.48%		191	17	17
Youone TBM Engineering & Construction Co., Ltd.	615	0.27%		31	31	31
KM Leatech Co., Ltd.	1,648	0.98%		8	8	8
Semist Co.,Ltd.	555	0.80%		3	3	3
Sewon Bus Co.,Ltd	12	0.00%		—	—	—
Enertec Co., Ltd.	7,937	0.19%		44	44	44
Sangji Co., Ltd.	20	0.26%		4	4	4
Bellie Doughnuts Co., Ltd.	64	0.07%		4	4	4
Possbell Engineering Co., Ltd.	36	0.64%		1	1	1
AIRTECH Information communication Co., Ltd	2,379	0.60%		12	12	12
Shin kwang Industrial Co., Ltd.	884	0.35%		55	55	55
Kiscom Co., Ltd.	1,493	0.04%		1	1	1
Wonil laser Co., Ltd	157	0.37%		16	16	16

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Pyung Hwa Industrial Co.,Ltd.	3,388	3.00%	￦	85	85	85
PT. Kedap Saayq	671	10.00%		18,540	—	—
Set Holding(*2)	1,100,220	2.50%		229,255	166,863	166,863
PT. Cirebon Energi Prasarana	22,420	10.00%		2,612	2,596	2,596
Choheung Packing Co., Ltd.	61	0.13%		12	12	12
Jaewoo Co., Ltd.	359	0.24%		11	11	11
Wooyang HC Co., Ltd	1,375	0.01%		159	159	159
Sungsan Parts Co., Ltd.	629	0.80%		63	63	63
KMT Co., Ltd.	1,411	0.93%		21	21	21
TheYeonriji Co., Ltd.	116	0.10%		6	6	6
Flusys Co., Ltd.	9	0.08%		2	2	2
DongSeo Electronics Co., Ltd.	323	0.07%		16	16	16
Daewoo Display Co., Ltd.	177	0.03%		5	5	5
Yeong-gwang Remicon Co., Ltd.	15	0.12%		2	2	2
NTS Co., Ltd.	143	0.22%		36	36	36
AID Co., Ltd.	1,212	0.57%		36	36	36
Changwon Eco-friendly farming Corp.	3	0.01%		—	—	—
Kumo Hitech Co., Ltd.	6,697	0.53%		100	100	100
Kyung Pyo Industry Co., Ltd.	186	0.76%		19	19	19
Daedong Industry Co., Ltd.	617	0.55%		46	46	46
Doosung Heavy Industries Co., Ltd.	53	0.06%		5	5	5
Samjoo Hightech Co., Ltd.	522	0.08%		3	3	3
Samkwang Chemical Co., Ltd.	204	1.27%		51	51	51
SG Corp.	213	0.54%		21	21	21
Shinseung Chemical Industy Co., Ltd.	5	0.01%		60	60	60
KJ Alloy Co., Ltd.	368	0.20%		7	7	7
SM Hi-tech Co., Ltd.	22	0.39%		22	22	22
Keum Mun Industry Co., Ltd.	1,320	0.97%		330	56	56
Puruen Environment Co., Ltd.	967	1.34%		19	19	19
Miretech Co., Ltd.	9,111	0.27%		18	18	18
SIE Co., Ltd.	12	0.02%		1	1	1
Sejin Hightech Co., Ltd.	17,980	0.16%		18	18	18
Namcheong Corp.	7,096	0.28%		284	11	11
Eun Sung Enterprise Co.	1,131	0.72%		17	17	17
Dongdo Basalt Industry Co., Ltd.	182	1.50%		73	73	73
Shinyoung Textiles Co., Ltd.	523	1.01%		52	23	23
Bugook Cast Iron Co.	135	0.71%		14	14	14
Ilwoo Steel Co., Ltd.	41	0.28%		17	17	17
Dong-un Tech Co., Ltd.	1,159	6.28%		81	81	81
Wongwang Door Corp.	575	1.00%		29	29	29
Seobu Highway Solar Co., Ltd.	19,460	10.00%		192	192	192
Dongbu Highway Solar Co., Ltd.	19,020	4.99%		192	192	192
Muan sunshine solar power plant	298,300	19.00%		1,492	1,492	1,492

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Mansu Co.,Ltd.	344	0.25%	￦	15	15	15
Eanskorea Co., Ltd.	39	0.05%		2	2	2
Youngdongseafood Co., Ltd.	165	0.33%		8	8	8
Hyunwoo Winstar Co., Ltd.	1	0.00%		—	—	—
Sehwa Diecasting Co., Ltd.	299	1.66%		44	44	44
Sungchang Tech Co., Ltd.	159	0.31%		10	10	10
Yuchang Industry Co., Ltd.	90	0.11%		5	5	5
Jeongpum Co., Ltd.	322	0.35%		16	16	16
Korea Steel Power Co., Ltd.	2,761	1.88%		55	55	55
DMC Co., Ltd.	5,831	0.02%		38	38	38
Amanex Co., Ltd.	10	0.02%		9	9	9
Dae-A Leisure Co., Ltd.	23	0.00%		4	4	4
Caffe Bene Co.,Ltd.	1,908	0.03%		2	2	2
Daechang HRSG Co.,Ltd.	618	0.12%		62	62	62
Shinjin International Corp.	4	0.01%		1	1	1
Daewoon Shell Tech Co., Ltd.	666	2.81%		33	33	33
Jinhung Packaging Co.,Ltd	4,329	3.02%		9	22	22
Donglim Eng Co., Ltd.	26	0.11%		3	3	3
SIP Co., Ltd.	274	0.55%		7	7	7
Clizen Co., Ltd.	615	0.34%		31	31	31
DAEDONGMILLENNIUM Co., Ltd.	159	0.42%		32	32	32
Daeji Product Co., Ltd.	15	0.05%		1	—	—
Cheong Hae Myeong Ga Co.,Ltd	1,867	0.11%		5	5	5
Shinhan Sangi Co., Ltd.	29	0.20%		4	4	4
Jaein Circuit Co., Ltd.	498	1.12%		65	65	65
SSET Co., Ltd.	181	0.30%		18	18	18
Sewon PM Tech Co., Ltd.	963	1.11%		48	48	48
Dawon Yuhwa Co., Ltd.	506	1.94%		25	25	25
Ogokbaekkwa Co., Ltd.	101	0.12%		1	1	1
Shinwonn Toptech Co., Ltd.	834	0.51%		83	83	83
KMLC Co., Ltd.	281	0.14%		22	22	22
Seinfood Co., Ltd.	13	0.17%		7	7	7
TaeSung Eco-Tech. Co., Ltd.	1,368	4.55%		34	34	34
Kukex Inc.	639	0.05%		3	3	3
Youngshin Plu Co., Ltd.	104	0.12%		5	5	5
Chang won Engineering Co., Ltd.	22	0.00%		4	4	4
Samsung Silup Co., Ltd.	47	0.19%		5	5	5
Samwon Bio Tech Co., Ltd.	390	0.25%		6	6	6
IZU KOREA Co. Ltd.	48	0.00%		2	2	2
Dongdo CNP Co., Ltd.	234	0.36%		6	6	6
Hando Precision Co.,Ltd	38	0.26%		4	4	4
Dae Bang Industry Co.,Ltd.	115	0.13%		6	6	6
S.I.T. Co.,Ltd	2,213	0.44%		22	22	22

	2019
	Shares	Ownership		Acquisition cost	Book value	Fair value
				In millions of won
Taejin Hiech Co., Ltd.	78	0.26%	￦	3	3	3
Headone Co.,Ltd.	69	0.12%		7	7	7
Enaindustry Co., Ltd.	201	0.09%		141	141	141
TCT Co., Ltd.	3,277	0.55%		82	82	82
E-Won Solutech Co., Ltd.	158	0.16%		40	40	40
MJT Co., Ltd.	1,013	0.20%		51	51	51
KPL Circuit Co., Ltd.	283	0.08%		14	14	14
Road Solar Co., Ltd.	12	0.00%		—	—	—
Sung Ae Co., Ltd.	190	0.80%		10	10	10
Han Mi Flexible Co.,Ltd.	143	0.20%		43	43	43
Samhwa Casting Co. Ltd.	200	0.00%		100	100	100
Millennium PNT Co., Ltd.	227	0.37%		6	6	6
GN Chem Co., Ltd.	40	0.07%		1	1	1
GW Industry Co., Ltd.	505	0.07%		51	51	51
TM Construction co. Ltd	4	0.00%		—	—	—
Dae Myung Co., Ltd	114	0.08%		3	3	3
Nanomicart Co., Ltd.	176	1.06%		35	35	35
Young San Heavy Industries Co., Ltd.	74	0.11%		7	7	7
Samchungwon Co., Ltd.	15	0.24%		2	2	2
Wooyang Frozen Foods Co., Ltd.	66	0.82%		27	27	27
Nanomic Co., Ltd.	94	0.63%		38	38	38
Dong Hwan Co., Ltd.	25	0.02%		1	1	1

				266,717	177,968	177,968

			￦	626,056	379,170	379,170

(*1)	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.

(*2)

The Company has estimated the fair value of Set Holding by using the discounted cash flow method and has recognized the difference between its fair value and book value as gain or loss on valuation of financial assets at FVOCI in other comprehensive income or loss for the year ended December 31, 2019.